UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel     New York, NY     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $1,305,811 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105    44580   492164 SH       SOLE                   492164        0        0
CHEESECAKE FACTORY INC         COM              163072101    27407   933800 SH       SOLE                   933800        0        0
CIGNA CORPORATION              COM              125509109    71840  1710900 SH       SOLE                  1710900        0        0
DRESSER-RAND GROUP INC         COM              261608103    44944   900700 SH       SOLE                   900700        0        0
FIRST CASH FINL SVCS INC       COM              31942D107    13734   391400 SH       SOLE                   391400        0        0
FISERV INC                     COM              337738108    74394  1266500 SH       SOLE                  1266500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101   169901  3288200 SH       SOLE                  3288200        0        0
HESS CORP                      COM              42809H107    76396  1345000 SH       SOLE                  1345000        0        0
HUNTINGTON INGALLS INDS INC    COM              446413106    34248  1094900 SH       SOLE                  1094900        0        0
KBR INC                        COM              48242W106   113024  4055419 SH       SOLE                  4055419        0        0
KROGER CO                      COM              501044101   137966  5696400 SH       SOLE                  5696400        0        0
MADISON SQUARE GARDEN CO       CL A             55826P100    55269  1929800 SH       SOLE                  1929800        0        0
OCEANEERING INTL INC           COM              675232102   102397  2221200 SH       SOLE                  2221200        0        0
PALL CORP                      COM              696429307    75508  1321700 SH       SOLE                  1321700        0        0
SEACOR HOLDINGS INC            COM              811904101     5310    59700 SH       SOLE                    59700        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    20657   726600 SH       SOLE                   726600        0        0
TELEDYNE TECHNOLOGIES INC      COM              879360105    57700  1052000 SH       SOLE                  1052000        0        0
TUPPERWARE BRANDS CORP         COM              899896104    63581  1136400 SH       SOLE                  1136400        0        0
VALERO ENERGY CORP NEW         COM              91913Y100   116955  5556100 SH       SOLE                  5556100        0        0